Note 10 - Property and Equipment - Estimated Useful Lives of Property, Plant and Equipment (Details) - Top of range [member]	12 Months Ended
Dec. 31, 2021
Office properties [member]
Statement Line Items [Line Items]
Useful life (Year)	6 years
Depreciation method	Straight-line
Furniture and Fixtures [member]
Statement Line Items [Line Items]
Useful life (Year)	5 years
Depreciation method	Straight-line
Equipment [member]
Statement Line Items [Line Items]
Useful life (Year)	10 years [1]
Depreciation method	Straight-line
Leasehold improvements [member]
Statement Line Items [Line Items]
Useful life (Year)	6 years
Depreciation method	Straight-line

[1]	The Group has one lease agreement classified as Equipment, which expires in 2022.